Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.3%
Gulf Warehousing Co.	54,531	$700,836

Banks — 46.9%
Commercial Bank PQSC (The)	196,326	2,493,668
Doha Bank QPSC	189,210	1,201,382
Masraf Al Rayan QSC	291,054	2,881,092
Qatar First Bank(a)	447,972	512,038
Qatar International Islamic Bank QSC	52,420	1,046,393
Qatar Islamic Bank SAQ	101,934	4,657,690
Qatar National Bank QPSC	245,628	12,627,308

		25,419,571

Chemicals — 3.9%
Mesaieed Petrochemical Holding Co.	295,514	2,119,588

Construction Materials — 1.2%
Qatar National Cement Co. QSC	36,959	636,701

Diversified Financial Services — 0.6%
Salam International Investment Ltd. QSC(a)	273,050	307,620

Diversified Telecommunication Services — 3.0%
Ooredoo QPSC	90,825	1,600,179

Energy Equipment & Services — 1.5%
Gulf International Services QSC(a)	154,792	808,457

Food & Staples Retailing — 1.0%
Al Meera Consumer Goods Co. QSC	14,018	546,231

Health Care Providers & Services — 1.1%
Medicare Group	35,397	569,043

Industrial Conglomerates — 10.9%
Industries Qatar QSC	159,655	4,976,940
Mannai Corp. QSC	31,133	348,959
Qatar Industrial Manufacturing Co. QSC	56,701	600,810

		5,926,709

Security	Shares	Value

Insurance — 3.1%
Qatar Insurance Co. SAQ	174,786	$1,672,822

Marine — 2.2%
Qatar Navigation QSC	69,515	1,197,551

Metals & Mining — 0.3%
Qatar Aluminum Manufacturing Co.	52,300	143,586

Multi-Utilities — 4.2%
Qatar Electricity & Water Co. QSC	50,923	2,297,592

Oil, Gas & Consumable Fuels — 6.8%
Qatar Fuel QSC	36,091	2,033,018
Qatar Gas Transport Co. Ltd.	285,776	1,676,990

		3,710,008

Real Estate Management & Development — 8.7%
Barwa Real Estate Co.	203,830	2,000,956
Ezdan Holding Group QSC(a)	686,704	1,398,946
Mazaya Qatar Real Estate Development QSC	193,556	401,720
United Development Co. QSC	251,096	936,546

		4,738,168

Wireless Telecommunication Services — 1.7%
Vodafone Qatar QSC	478,058	922,912

Total Common Stocks — 98.4% (Cost: $46,494,405)		53,317,574

Total Investments in Securities — 98.4% (Cost: $46,494,405)		53,317,574

Other Assets, Less Liabilities — 1.6%		853,875

Net Assets — 100.0%		$54,171,449

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,912	(25,912)	—	$—	$1,382	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Qatar ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$53,317,574	$—	$—	$53,317,574

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